Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST III
Entity Central Index Key	0001065698
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000021901 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 170,048,926
Holdings Count | Holding	50
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	170,048,926	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	97.5%
Money Market Funds	2.5%
Top ten holdings
Prologis, Inc., REIT	6.4%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	4.0%
Mitsui Fudosan Co. Ltd.	3.4%
Ventas, Inc., REIT	3.1%
Extra Space Storage, Inc., REIT	3.1%
Simon Property Group, Inc., REIT	2.9%
Essex Property Trust, Inc., REIT	2.7%
Kimco Realty Corp., REIT	2.6%
Issuer country weightings
United States	63.4%
United Kingdom	8.7%
Australia	8.4%
Japan	6.5%
Germany	2.6%
Hong Kong	2.3%
Belgium	2.0%
Spain	1.9%
France	1.8%
Other Countries	2.4%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	6.4%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	4.0%
Mitsui Fudosan Co. Ltd.	3.4%
Ventas, Inc., REIT	3.1%
Extra Space Storage, Inc., REIT	3.1%
Simon Property Group, Inc., REIT	2.9%
Essex Property Trust, Inc., REIT	2.7%
Kimco Realty Corp., REIT	2.6%

C000021902 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Net Assets	$ 170,048,926
Holdings Count | Holding	50
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	170,048,926	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	97.5%
Money Market Funds	2.5%
Top ten holdings
Prologis, Inc., REIT	6.4%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	4.0%
Mitsui Fudosan Co. Ltd.	3.4%
Ventas, Inc., REIT	3.1%
Extra Space Storage, Inc., REIT	3.1%
Simon Property Group, Inc., REIT	2.9%
Essex Property Trust, Inc., REIT	2.7%
Kimco Realty Corp., REIT	2.6%
Issuer country weightings
United States	63.4%
United Kingdom	8.7%
Australia	8.4%
Japan	6.5%
Germany	2.6%
Hong Kong	2.3%
Belgium	2.0%
Spain	1.9%
France	1.8%
Other Countries	2.4%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	6.4%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	4.0%
Mitsui Fudosan Co. Ltd.	3.4%
Ventas, Inc., REIT	3.1%
Extra Space Storage, Inc., REIT	3.1%
Simon Property Group, Inc., REIT	2.9%
Essex Property Trust, Inc., REIT	2.7%
Kimco Realty Corp., REIT	2.6%

C000021905 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 77,826,063
Holdings Count | Holding	181
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	77,826,063	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	181
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	19.2%
Industrials	17.8%
Health Care	15.5%
Information Technology	14.1%
Consumer Discretionary	10.5%
Energy	4.9%
Real Estate	4.6%
Utilities	4.0%
Materials	3.1%
Communication Services	2.7%
Consumer Staples	2.4%
Top ten holdings
Popular, Inc.	1.6%
Advanced Energy Industries, Inc.	1.5%
Encompass Health Corp.	1.5%
AZEK Co., Inc.	1.5%
UMB Financial Corp.	1.5%
WNS (Holdings) Ltd.	1.4%
Adtalem Global Education, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
Cathay General Bancorp, Inc.	1.4%
Kemper Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Popular, Inc.	1.6%
Advanced Energy Industries, Inc.	1.5%
Encompass Health Corp.	1.5%
AZEK Co., Inc.	1.5%
UMB Financial Corp.	1.5%
WNS (Holdings) Ltd.	1.4%
Adtalem Global Education, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
Cathay General Bancorp, Inc.	1.4%
Kemper Corp.	1.4%

C000021906 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$40	0.82%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%
Net Assets	$ 77,826,063
Holdings Count | Holding	181
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	77,826,063	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	181
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	19.2%
Industrials	17.8%
Health Care	15.5%
Information Technology	14.1%
Consumer Discretionary	10.5%
Energy	4.9%
Real Estate	4.6%
Utilities	4.0%
Materials	3.1%
Communication Services	2.7%
Consumer Staples	2.4%
Top ten holdings
Popular, Inc.	1.6%
Advanced Energy Industries, Inc.	1.5%
Encompass Health Corp.	1.5%
AZEK Co., Inc.	1.5%
UMB Financial Corp.	1.5%
WNS (Holdings) Ltd.	1.4%
Adtalem Global Education, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
Cathay General Bancorp, Inc.	1.4%
Kemper Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Popular, Inc.	1.6%
Advanced Energy Industries, Inc.	1.5%
Encompass Health Corp.	1.5%
AZEK Co., Inc.	1.5%
UMB Financial Corp.	1.5%
WNS (Holdings) Ltd.	1.4%
Adtalem Global Education, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
Cathay General Bancorp, Inc.	1.4%
Kemper Corp.	1.4%

C000052149 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Net Assets	$ 575,031,844
Holdings Count | Holding	143
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	575,031,844	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	143
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.0%
Money Market Funds	2.0%
Equity sectors
Financials	19.3%
Industrials	18.4%
Consumer Discretionary	9.1%
Health Care	8.0%
Utilities	7.6%
Real Estate	7.6%
Consumer Staples	7.0%
Information Technology	6.8%
Materials	6.7%
Energy	5.9%
Communication Services	1.6%
Top ten holdings
Raymond James Financial, Inc.	1.4%
Hartford Insurance Group, Inc.	1.3%
U.S. Foods Holding Corp.	1.2%
M&T Bank Corp.	1.2%
Flex Ltd.	1.1%
Willis Towers Watson PLC	1.1%
Expand Energy Corp.	1.1%
Assurant, Inc.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Raymond James Financial, Inc.	1.4%
Hartford Insurance Group, Inc.	1.3%
U.S. Foods Holding Corp.	1.2%
M&T Bank Corp.	1.2%
Flex Ltd.	1.1%
Willis Towers Watson PLC	1.1%
Expand Energy Corp.	1.1%
Assurant, Inc.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.1%

C000052150 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Net Assets	$ 575,031,844
Holdings Count | Holding	143
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	575,031,844	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	143
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.0%
Money Market Funds	2.0%
Equity sectors
Financials	19.3%
Industrials	18.4%
Consumer Discretionary	9.1%
Health Care	8.0%
Utilities	7.6%
Real Estate	7.6%
Consumer Staples	7.0%
Information Technology	6.8%
Materials	6.7%
Energy	5.9%
Communication Services	1.6%
Top ten holdings
Raymond James Financial, Inc.	1.4%
Hartford Insurance Group, Inc.	1.3%
U.S. Foods Holding Corp.	1.2%
M&T Bank Corp.	1.2%
Flex Ltd.	1.1%
Willis Towers Watson PLC	1.1%
Expand Energy Corp.	1.1%
Assurant, Inc.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Raymond James Financial, Inc.	1.4%
Hartford Insurance Group, Inc.	1.3%
U.S. Foods Holding Corp.	1.2%
M&T Bank Corp.	1.2%
Flex Ltd.	1.1%
Willis Towers Watson PLC	1.1%
Expand Energy Corp.	1.1%
Assurant, Inc.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.1%

C000052151 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 283,230,936
Holdings Count | Holding	318
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	283,230,936	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	318	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	17
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	96.3%
Money Market Funds	3.7%
Composition including fixed income credit quality
AAA	10.9%
AA	11.2%
A	18.0%
BBB	31.9%
U.S. Government	23.2%
Federal Agencies	1.1%
Money Market Funds	3.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000052152 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 283,230,936
Holdings Count | Holding	318
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	283,230,936	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	318	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	17
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	96.3%
Money Market Funds	3.7%
Composition including fixed income credit quality
AAA	10.9%
AA	11.2%
A	18.0%
BBB	31.9%
U.S. Government	23.2%
Federal Agencies	1.1%
Money Market Funds	3.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068440 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Initial Class	$3	0.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 240,959,209
Holdings Count | Holding	18
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/25
Net Assets ($):	240,959,209	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.1%
MFS Limited Maturity Portfolio	10.6%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	9.2%
MFS Global Governments Portfolio	7.9%
MFS Research Series	6.5%
MFS Value Series	6.1%
MFS Growth Series	5.6%
MFS Research International Portfolio	5.4%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Growth Series	4.2%
MFS Mid Cap Value Portfolio	4.1%
MFS International Intrinsic Value Portfolio	2.1%
MFS International Growth Portfolio	2.1%
MFS Institutional Money Market Portfolio	2.1%
MFS Global Real Estate Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%

C000068441 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Service Class	$15	0.30%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 15	[2]
Expense Ratio, Percent	0.30%	[2]
Net Assets	$ 240,959,209
Holdings Count | Holding	18
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/25
Net Assets ($):	240,959,209	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.1%
MFS Limited Maturity Portfolio	10.6%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	9.2%
MFS Global Governments Portfolio	7.9%
MFS Research Series	6.5%
MFS Value Series	6.1%
MFS Growth Series	5.6%
MFS Research International Portfolio	5.4%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Growth Series	4.2%
MFS Mid Cap Value Portfolio	4.1%
MFS International Intrinsic Value Portfolio	2.1%
MFS International Growth Portfolio	2.1%
MFS Institutional Money Market Portfolio	2.1%
MFS Global Real Estate Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%

C000068442 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Initial Class	$1	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 1	[3]
Expense Ratio, Percent	0.02%	[3]
Net Assets	$ 884,248,807
Holdings Count | Holding	18
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/25
Net Assets ($):	884,248,807	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	10.7%
MFS Value Series	9.2%
MFS Growth Series	8.9%
MFS Government Securities Portfolio	8.8%
MFS Research International Portfolio	8.4%
MFS Research Series	7.6%
MFS Mid Cap Growth Series	7.5%
MFS Mid Cap Value Portfolio	7.2%
MFS High Yield Portfolio	4.8%
MFS Inflation-Adjusted Bond Portfolio	4.8%
MFS Global Governments Portfolio	4.7%
MFS International Intrinsic Value Portfolio	3.2%
MFS International Growth Portfolio	3.2%
MFS Global Real Estate Portfolio	3.0%
MFS Limited Maturity Portfolio	2.8%
MFS Institutional Money Market Portfolio	2.1%
MFS New Discovery Series	1.6%
MFS New Discovery Value Portfolio	1.5%

C000068443 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Service Class	$14	0.27%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 14	[4]
Expense Ratio, Percent	0.27%	[4]
Net Assets	$ 884,248,807
Holdings Count | Holding	18
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/25
Net Assets ($):	884,248,807	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	10.7%
MFS Value Series	9.2%
MFS Growth Series	8.9%
MFS Government Securities Portfolio	8.8%
MFS Research International Portfolio	8.4%
MFS Research Series	7.6%
MFS Mid Cap Growth Series	7.5%
MFS Mid Cap Value Portfolio	7.2%
MFS High Yield Portfolio	4.8%
MFS Inflation-Adjusted Bond Portfolio	4.8%
MFS Global Governments Portfolio	4.7%
MFS International Intrinsic Value Portfolio	3.2%
MFS International Growth Portfolio	3.2%
MFS Global Real Estate Portfolio	3.0%
MFS Limited Maturity Portfolio	2.8%
MFS Institutional Money Market Portfolio	2.1%
MFS New Discovery Series	1.6%
MFS New Discovery Value Portfolio	1.5%

C000068444 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Initial Class	$2	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 2	[5]
Expense Ratio, Percent	0.04%	[5]
Net Assets	$ 320,192,619
Holdings Count | Holding	18
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/25
Net Assets ($):	320,192,619	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.4%
MFS Research International Portfolio	10.2%
MFS Research Series	9.3%
MFS Mid Cap Growth Series	9.1%
MFS Mid Cap Value Portfolio	8.9%
MFS International Intrinsic Value Portfolio	5.1%
MFS International Growth Portfolio	5.1%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS High Yield Portfolio	4.9%
MFS Global Real Estate Portfolio	4.9%
MFS Total Return Bond Series	4.4%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Series	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Institutional Money Market Portfolio	1.7%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%

C000068445 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Service Class	$15	0.29%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 15	[6]
Expense Ratio, Percent	0.29%	[6]
Net Assets	$ 320,192,619
Holdings Count | Holding	18
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/25
Net Assets ($):	320,192,619	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.4%
MFS Research International Portfolio	10.2%
MFS Research Series	9.3%
MFS Mid Cap Growth Series	9.1%
MFS Mid Cap Value Portfolio	8.9%
MFS International Intrinsic Value Portfolio	5.1%
MFS International Growth Portfolio	5.1%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS High Yield Portfolio	4.9%
MFS Global Real Estate Portfolio	4.9%
MFS Total Return Bond Series	4.4%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Series	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Institutional Money Market Portfolio	1.7%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%

C000068446 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 46,804,398
Holdings Count | Holding	125
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	46,804,398	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Equity sectors
Financials	25.8%
Industrials	14.3%
Consumer Discretionary	10.3%
Real Estate	8.9%
Information Technology	8.7%
Materials	7.6%
Utilities	6.8%
Energy	6.3%
Health Care	5.2%
Consumer Staples	2.8%
Communication Services	1.4%
Top ten holdings
Popular, Inc.	1.4%
TTM Technologies, Inc.	1.3%
Prosperity Bancshares, Inc.	1.3%
Pacific Premier Bancorp, Inc.	1.2%
Air Lease Corp.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%
Plains GP Holdings LP	1.2%
First Hawaiian, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Essential Properties Realty Trust, REIT	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Popular, Inc.	1.4%
TTM Technologies, Inc.	1.3%
Prosperity Bancshares, Inc.	1.3%
Pacific Premier Bancorp, Inc.	1.2%
Air Lease Corp.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%
Plains GP Holdings LP	1.2%
First Hawaiian, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Essential Properties Realty Trust, REIT	1.2%

C000068447 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$55	1.13%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%
Net Assets	$ 46,804,398
Holdings Count | Holding	125
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	46,804,398	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Equity sectors
Financials	25.8%
Industrials	14.3%
Consumer Discretionary	10.3%
Real Estate	8.9%
Information Technology	8.7%
Materials	7.6%
Utilities	6.8%
Energy	6.3%
Health Care	5.2%
Consumer Staples	2.8%
Communication Services	1.4%
Top ten holdings
Popular, Inc.	1.4%
TTM Technologies, Inc.	1.3%
Prosperity Bancshares, Inc.	1.3%
Pacific Premier Bancorp, Inc.	1.2%
Air Lease Corp.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%
Plains GP Holdings LP	1.2%
First Hawaiian, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Essential Properties Realty Trust, REIT	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Popular, Inc.	1.4%
TTM Technologies, Inc.	1.3%
Prosperity Bancshares, Inc.	1.3%
Pacific Premier Bancorp, Inc.	1.2%
Air Lease Corp.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%
Plains GP Holdings LP	1.2%
First Hawaiian, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Essential Properties Realty Trust, REIT	1.2%

C000068454 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-Adjusted Bond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 157,530,663
Holdings Count | Holding	97
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	157,530,663	Average Effective Maturity (yrs):	9.9
Total Number of Holdings:	97	Average Effective Duration (yrs):	9.3
Portfolio Turnover Rate (%):	28
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Issuer country weightings
United States	49.2%
United Kingdom	20.8%
Italy	10.4%
France	5.4%
Spain	4.0%
Canada	4.0%
Japan	3.1%
Australia	1.1%
Sweden	1.1%
Other Countries	0.9%
Composition including fixed income credit quality
AAA	8.2%
AA	26.9%
A	5.2%
BBB	13.4%
U.S. Government	44.2%
Federal Agencies	1.4%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068455 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-Adjusted Bond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 157,530,663
Holdings Count | Holding	97
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	157,530,663	Average Effective Maturity (yrs):	9.9
Total Number of Holdings:	97	Average Effective Duration (yrs):	9.3
Portfolio Turnover Rate (%):	28
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Issuer country weightings
United States	49.2%
United Kingdom	20.8%
Italy	10.4%
France	5.4%
Spain	4.0%
Canada	4.0%
Japan	3.1%
Australia	1.1%
Sweden	1.1%
Other Countries	0.9%
Composition including fixed income credit quality
AAA	8.2%
AA	26.9%
A	5.2%
BBB	13.4%
U.S. Government	44.2%
Federal Agencies	1.4%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[2]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[3]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[4]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[5]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[6]	Expenses are direct expenses and do not include underlying fund fees and expenses.